IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2023
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high, and low usage of TD’s portfolio metrics.

TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)		For the three months ended						For the nine months ended
	July 31 2023					April 30 2023	July 31 2022	July 31 2023	July 31 2022
	As at	Average	High		Low	Average	Average	Average	Average

Interest rate risk	$19.2	$25.6	$37.2		$16.8	$28.6	$21.5	$26.1	$20.5
Credit spread risk	27.1	34.5	39.3		27.1	31.8	29.6	31.9	20.6
Equity risk	8.3	8.9	12.6		7.0	11.4	15.6	10.3	13.5
Foreign exchange risk	2.8	2.0	3.6		1.0	4.4	3.0	3.7	1.9
Commodity risk	3.3	3.7	6.0		2.9	3.6	6.0	5.1	5.1
Idiosyncratic debt specific risk	20.3	31.9	36.7		20.3	36.0	45.0	35.6	32.9
Diversification effect 1	(49.0)	(64.6)	n/m	2	n/m	(65.9)	(67.4)	(64.5)	(54.4)
Total Value-at-Risk (one-day)	32.0	42.0	52.8		32.0	49.9	53.3	48.2	40.1
Stressed Value-at-Risk (one-day)	50.3	51.9	57.3		44.7	51.2	82.7	54.9	77.7
Incremental Risk Capital Charge (one-year)	$153.7	$162.9	$186.6		$138.6	$147.1	$240.3	$149.7	$285.3

1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures
The following table shows the potential
before-tax
impact of an immediate and sustained 100 bps increase or decrease in interest rates on the EVE and NIIS measures. Interest rate floors are applied by currency to the decrease in rates such that they do not exceed expected lower bounds, with the most material currencies set to a floor of
-25
bps.

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	July 31, 2023						April 30, 2023		October 31, 2022
	EVE Sensitivity			NII Sensitivity 1			EVE Sensitivity	NII Sensitivity 1,2	EVE Sensitivity	NII Sensitivity 1,2
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(180)	$(1,235)	$(1,415)	$615	$369	$984	$ (1,682)	$785	$ (1,496)	$1,213
100 bps decrease in rates	52	951	1,003	(640)	(515)	(1,155)	1,106	(910)	1,102	(1,381)

1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.
2
Results are presented inclusive of the interest rate swaps de-designated from hedge accounting relationships to mitigate the impacts of interest rate volatility to closing capital of the First Horizon transaction. Since these swaps were pre-existing hedges which economically hedge the Bank’s non-trading market risk, their inclusion had no impact on the quarter-over-quarter results. This strategy was discontinued following the announcement on May 4, 2023 by the bank and First Horizon that they had entered into a mutual agreement to terminate the previously announced merger agreement.

Summary of Liquid Assets by Type and Currency

TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
		July 31, 2023
Cash and central bank reserves	$20,201	$–	$20,201	2%	$506	$19,695
Canadian government obligations	14,872	91,748	106,620	13	62,050	44,570
National Housing Act Mortgage-Backed Securities (NHA MBS)	37,613	1	37,614	4	1,029	36,585
Obligations of provincial governments, public sector entities and multilateral development banks 3	40,772	23,188	63,960	8	32,944	31,016
Corporate issuer obligations	15,800	4,579	20,379	2	5,095	15,284

Equities	11,950	3,022	14,972	2	10,916	4,056
Total Canadian dollar-denominated	141,208	122,538	263,746	31	112,540	151,206
Cash and central bank reserves	60,054	–	60,054	7	313	59,741
U.S. government obligations	73,388	63,708	137,096	16	73,004	64,092
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	79,863	12,490	92,353	11	25,761	66,592
Obligations of other sovereigns, public sector entities and multilateral development banks 3	65,669	50,163	115,832	14	48,253	67,579
Corporate issuer obligations	81,451	9,313	90,764	11	14,304	76,460

Equities	47,230	39,657	86,887	10	44,479	42,408
Total non-Canadian dollar-denominated	407,655	175,331	582,986	69	206,114	376,872
Total	$548,863	$297,869	$846,732	100%	$318,654	$528,078

		October 31, 2022
Cash and central bank reserves	$48,965	$–	$48,965	6%	$628	$48,337
Canadian government obligations	17,133	88,511	105,644	12	68,175	37,469
NHA MBS	28,650	157	28,807	3	1,161	27,646
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,099	23,907	62,006	7	33,364	28,642
Corporate issuer obligations	11,657	4,935	16,592	2	3,659	12,933

Equities	12,746	4,602	17,348	2	13,497	3,851
Total Canadian dollar-denominated	157,250	122,112	279,362	32	120,484	158,878
Cash and central bank reserves	84,777	–	84,777	10	–	84,777
U.S. government obligations	86,611	54,614	141,225	16	47,518	93,707
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	92,793	7,924	100,717	11	21,660	79,057
Obligations of other sovereigns, public sector entities and multilateral development banks 3	66,278	53,515	119,793	14	48,079	71,714
Corporate issuer obligations	96,971	4,620	101,591	11	11,378	90,213

Equities	25,665	32,006	57,671	6	42,347	15,324
Total non-Canadian dollar-denominated	453,095	152,679	605,774	68	170,982	434,792
Total	$610,345	$274,791	$885,136	100%	$291,466	$593,670

1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
Unencumbered liquid assets held in The Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches are summarized in the following table.

TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2023	October 31 2022
The Toronto-Dominion Bank (Parent)	$201,855	$207,177
Bank subsidiaries	291,998	330,063

Foreign branches	34,225	56,430
Total	$528,078	$593,670

Summary of Deposit Funding
TABLE 40:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	July 31 2023	October 31 2022
P&C deposits – Canadian	$519,607	$525,294

P&C deposits – U.S. 1	431,007	493,223
Total	$950,614	$1,018,517
1	P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
TABLE 43:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	July 31, 2023
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$7,050	$370	$–	$–	$–	$–	$–	$–	$–	$7,420
Interest-bearing deposits with banks	51,980	223	123	–	–	–	–	–	29,295	81,621
Trading loans, securities, and other 1	7,893	6,379	3,503	4,560	3,723	11,530	25,991	23,626	71,400	158,605
Non-trading financial assets at fair value through profit or loss	38	10	–	467	706	2,710	1,098	1,472	1,368	7,869
Derivatives	6,919	8,620	6,220	3,003	2,675	10,069	20,175	13,400	–	71,081
Financial assets designated at fair value through profit or loss	352	232	459	222	608	930	1,385	1,252	–	5,440
Financial assets at fair value through other comprehensive income	1,597	2,242	1,275	982	4,954	8,996	15,858	30,424	3,391	69,719
Debt securities at amortized cost, net of allowance for credit losses	1,656	3,394	4,565	3,873	15,531	21,021	108,318	146,099	(2)	304,455
Securities purchased under reverse repurchase agreements 2	131,053	33,026	22,892	9,962	2,852	940	792	–	–	201,517
Loans
Residential mortgages	1,146	3,728	4,950	5,934	10,936	54,918	174,978	53,099	–	309,689
Consumer instalment and other personal	1,073	2,329	2,980	2,574	4,261	27,013	83,465	31,941	56,064	211,700
Credit card	–	–	–	–	–	–	–	–	37,719	37,719

Business and government	38,658	10,550	11,827	13,845	11,335	41,681	96,350	65,999	25,233	315,478

Total loans	40,877	16,607	19,757	22,353	26,532	123,612	354,793	151,039	119,016	874,586

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,784)	(6,784)

Loans, net of allowance for loan losses	40,877	16,607	19,757	22,353	26,532	123,612	354,793	151,039	112,232	867,802
Customers’ liability under acceptances	13,990	5,621	3	–	–	–	–	–	–	19,614
Investment in Schwab	–	–	–	–	–	–	–	–	8,758	8,758
Goodwill 3	–	–	–	–	–	–	–	–	17,804	17,804
Other intangibles 3	–	–	–	–	–	–	–	–	2,730	2,730
Land, buildings, equipment, and other depreciable assets 3	–	7	11	7	14	68	545	3,139	5,400	9,191
Deferred tax assets	–	–	–	–	–	–	–	–	3,291	3,291
Amounts receivable from brokers, dealers, and clients	23,245	–	–	–	3	–	–	–	–	23,248

Other assets	6,942	1,596	1,089	3,498	151	117	156	96	13,265	26,910
Total assets	$293,592	$78,327	$59,897	$48,927	$57,749	$179,993	$529,111	$370,547	$268,932	$1,887,075
Liabilities
Trading deposits	$1,103	$3,679	$2,548	$3,241	$3,472	$7,045	$5,858	$1,375	$–	$28,321
Derivatives	8,796	7,914	5,319	3,332	2,692	6,598	14,051	14,439	–	63,141
Securitization liabilities at fair value	–	906	472	345	1,186	2,041	5,523	3,124	–	13,597
Financial liabilities designated at fair value through profit or loss	35,617	36,735	48,918	32,250	28,307	1,169	96	–	95	183,187
Deposits 4,5
Personal	5,933	8,616	21,622	19,442	14,705	14,336	18,414	44	511,116	614,228
Banks	12,915	2,769	5,956	–	–	–	4	1	11,284	32,929

Business and government	21,724	16,906	7,415	21,633	10,715	31,956	67,082	18,443	316,468	512,342

Total deposits	40,572	28,291	34,993	41,075	25,420	46,292	85,500	18,488	838,868	1,159,499
Acceptances	13,990	5,620	4	–	–	–	–	–	–	19,614
Obligations related to securities sold short 1	1,849	1,910	1,867	1,060	1,666	6,536	16,695	12,766	805	45,154
Obligations related to securities sold under repurchase agreements 2	141,834	14,351	4,265	2,608	355	181	40	–	76	163,710
Securitization liabilities at amortized cost	–	1,799	525	355	1,078	2,759	4,947	2,873	–	14,336
Amounts payable to brokers, dealers, and clients	20,337	–	–	–	–	–	–	–	–	20,337
Insurance-related liabilities	151	296	445	445	481	918	1,390	639	2,721	7,486
Other liabilities	13,993	8,304	7,243	1,227	633	1,611	1,868	4,167	5,716	44,762

Subordinated notes and debentures	–	–	–	–	–	–	200	11,067	–	11,267
Equity	–	–	–	–	–	–	–	–	112,664	112,664
Total liabilities and equity	$278,242	$109,805	$106,599	$85,938	$65,290	$75,150	$136,168	$68,938	$960,945	$1,887,075
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$26,039	$35,524	$23,438	$19,648	$19,854	$47,082	$156,438	$5,036	$1,413	$334,472
Other commitments 8	165	195	327	220	201	799	1,333	415	73	3,728

Unconsolidated structured entity commitments	–	–	839	–	344	168	–	–	–	1,351
Total off-balance sheet commitments	$26,204	$35,719	$24,604	$19,868	$20,399	$48,049	$157,771	$5,451	$1,486	$339,551

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $45 billion of covered bonds with remaining contractual maturities of $6 billion in 6 to 9 months, $3 billion in ‘over 9 months to 1 year’, $12 billion in ‘over 1 to 2 years’, $22 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

6	Includes $498 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 43:  REMAINING CONTRACTUAL MATURITY
(continued)

(millions of Canadian dollars)								As at
								October 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$8,556	$–	$–	$–	$–	$–	$–	$–	$–	$8,556
Interest-bearing deposits with banks	135,855	197	143	–	–	–	–	–	1,099	137,294
Trading loans, securities, and other 1	4,601	4,876	5,310	4,477	4,055	12,910	23,057	23,051	61,389	143,726
Non-trading financial assets at fair value through profit or loss	111	–	222	685	–	4,071	2,475	2,133	1,249	10,946
Derivatives	14,436	16,306	7,870	5,155	4,575	10,622	26,319	18,590	–	103,873
Financial assets designated at fair value through profit or loss	229	777	235	391	243	610	1,345	1,209	–	5,039
Financial assets at fair value through other comprehensive income	2,117	2,401	1,531	3,367	1,712	6,415	20,091	28,721	3,320	69,675
Debt securities at amortized cost, net of allowance for credit losses	2,333	3,607	7,082	14,706	4,678	29,069	106,919	174,381	(1)	342,774
Securities purchased under reverse repurchase agreements 2	113,845	15,050	17,977	9,745	3,240	310	–	–	–	160,167
Loans
Residential mortgages	672	2,327	5,585	9,122	9,115	34,909	181,763	50,431	–	293,924
Consumer instalment and other personal	543	1,027	2,480	4,002	3,430	19,635	88,071	30,056	56,908	206,152
Credit card	–	–	–	–	–	–	–	–	36,010	36,010

Business and government	33,836	7,398	10,693	10,854	14,245	33,366	89,367	68,078	33,552	301,389

Total loans	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	126,470	837,475

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,432)	(6,432)

Loans, net of allowance for loan losses	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	120,038	831,043
Customers’ liability under acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Investment in Schwab	–	–	–	–	–	–	–	–	8,088	8,088
Goodwill 3	–	–	–	–	–	–	–	–	17,656	17,656
Other intangibles 3	–	–	–	–	–	–	–	–	2,303	2,303
Land, buildings, equipment, and other depreciable assets 3	–	–	2	2	2	36	525	3,462	5,371	9,400
Deferred tax assets	–	–	–	–	–	–	–	–	2,193	2,193
Amounts receivable from brokers, dealers, and clients	19,719	41	–	–	–	–	–	–	–	19,760

Other assets	4,726	1,262	6,537	232	274	74	57	72	12,068	25,302
Total assets	$357,581	$58,981	$65,683	$62,741	$45,569	$152,027	$539,989	$400,184	$234,773	$1,917,528
Liabilities
Trading deposits	$4,038	$2,227	$4,390	$1,740	$1,758	$4,181	$4,136	$1,335	$–	$23,805
Derivatives	12,560	16,189	8,764	5,230	3,531	9,413	18,116	17,330	–	91,133
Securitization liabilities at fair value	36	1,245	216	447	899	2,357	4,675	2,737	–	12,612
Financial liabilities designated at fair value through profit or loss	18,718	21,893	52,501	45,442	23,331	805	96	–	–	162,786
Deposits 4,5
Personal	4,551	6,872	10,173	10,394	11,801	12,801	13,038	31	591,177	660,838
Banks	22,153	453	51	–	13	–	3	3	15,587	38,263

Business and government	34,236	17,779	10,095	17,173	8,234	26,060	63,392	13,167	340,733	530,869

Total deposits	60,940	25,104	20,319	27,567	20,048	38,861	76,433	13,201	947,497	1,229,970
Acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Obligations related to securities sold short 1	1,418	2,125	1,611	1,257	1,312	6,691	15,015	13,146	2,930	45,505
Obligations related to securities sold under repurchase agreements 2	118,278	6,553	2,382	545	188	78	–	–	–	128,024
Securitization liabilities at amortized cost	–	595	390	609	1,812	2,724	5,730	3,212	–	15,072
Amounts payable to brokers, dealers, and clients	25,155	40	–	–	–	–	–	–	–	25,195
Insurance-related liabilities	146	296	439	439	481	947	1,482	645	2,593	7,468
Other liabilities	14,587	2,417	2,006	1,050	761	1,725	1,136	4,660	5,210	33,552

Subordinated notes and debentures	–	–	–	–	–	–	200	11,090	–	11,290
Equity	–	–	–	–	–	–	–	–	111,383	111,383
Total liabilities and equity	$271,878	$82,396	$93,034	$84,329	$54,121	$67,782	$127,019	$67,356	$1,069,613	$1,917,528
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$19,249	$22,494	$22,536	$19,326	$18,060	$41,357	$140,699	$4,882	$1,461	$290,064
Other commitments 8	87	208	177	234	205	549	1,316	365	7	3,148

Unconsolidated structured entity commitments	–	126	18	204	–	1,233	510	–	–	2,091
Total off-balance sheet commitments	$19,336	$22,828	$22,731	$19,764	$18,265	$43,139	$142,525	$5,247	$1,468	$295,303

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $34 billion of covered bonds with remaining contractual maturities of $2 billion in 1 to 3 months, $5 billion in ‘over 3 months to 6 months’, $1 billion in ‘over 6 months to 9 months’, $5 billion in ‘over 1 to 2 years’, and $21 billion in ‘over 2 to 5 years’.

6	Includes $502 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.